Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Reserves
Schedule of movements in reserves

	Hedging	Employee benefits	Share-based compensation reserve	Total reserves
Balance as of January 1, 2015	(24,610)	(108)	12,716	(12,002)
Effective portion of changes in fair value of cash flow hedges	(849)	—	—	(849)
Recycled loss of cash flow hedges reclassified to profit or loss	1,290	—	—	1,290
Share-based compensation, net of accrued dividend	—	—	2,791	2,791
Settlement of share-based compensation	—	—	(85)	(85)
Actuarial gain	—	26	—	26

Balance as of December 31, 2015	(24,169)	(82)	15,422	(8,829)

Effective portion of changes in fair value of cash flow hedges	(6,522)	—	—	(6,522)
Recycled loss of cash flow hedges reclassified to profit or loss	23,514	—	—	23,514
Share-based compensation, net of accrued dividend	—	—	3,597	3,597
Settlement of share-based compensation	—	—	(1,577)	(1,577)
Actuarial loss	—	(23)	—	(23)

Balance as of December 31, 2016	(7,177)	(105)	17,442	10,160

Effective portion of changes in fair value of cash flow hedges	2,667	—	—	2,667
Recycled loss of cash flow hedges reclassified to profit or loss	4,368	—	—	4,368
Share-based compensation, net of accrued dividend	—	—	4,104	4,104
Settlement of share-based compensation	—	—	(2,952)	(2,952)

Balance as of December 31, 2017	(142)	(105)	18,594	18,347

Schedule of dividend distributions

	Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
	February 26, 2015	Common	$0.14	March 13, 2015	11,270
	May 5, 2015	Common	$0.14	May 21, 2015	11,270
	June 19, 2015	Preference	$0.510417	July 1, 2015	2,347
	August 5, 2015	Common	$0.14	August 20, 2015	11,270
	September 18, 2015	Preference	0.546875	October 1, 2015	2,515
	November 4, 2015	Common	$0.14	November 19, 2015	11,270
	November 17, 2015	Preference	$0.546875	January 4, 2016	2,515

Total					52,457

	February 24, 2016	Common	$0.14	March 17, 2016	11,270
	March 11, 2016	Preference	$0.546875	April 1, 2016	2,515
	May 5, 2016	Common	$0.14	May 26, 2016	11,277
	May 5, 2016	Preference	$0.546875	July 1, 2016	2,516
	August 3, 2016	Common	$0.14	August 25, 2016	11,277
	September 14, 2016	Preference	$0.546875	October 3, 2016	2,516
	November 2, 2016	Common	$0.14	November 24, 2016	11,277
	November 17, 2016	Preference	$0.546875	January 3, 2017	2,516

Total					55,164

	February 16, 2017	Common	$0.14	March 16, 2017	11,278
	March 9, 2017	Preference	$0.546875	April 3, 2017	2,516
	May 4, 2017	Common	$0.14	May 25, 2017	11,287
	May 4, 2017	Preference	$0.546875	July 3, 2017	2,516
	August 2, 2017	Common	$0.14	August 24, 2017	11,288
	September 14, 2017	Preference	$0.546875	October 2, 2017	2,516
	November 1, 2017	Common	$0.14	November 22, 2017	11,291
	November 16, 2017	Preference	$0.546875	January 2, 2018	2,516

Total					55,208